CONSULTING AGREEMENTS - RELATED PARTY (Details Textual) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 03, 2011 Yeda [Member]	Mar. 31, 2014 Consulting Agreement [Member]	Mar. 31, 2013 Consulting Agreement [Member]	Dec. 31, 2013 Consulting Agreement [Member]	Dec. 31, 2012 Consulting Agreement [Member]
Related Party Transaction [Line Items]
Research And Development Arrangement Contract To Perfrom For Others Non Refundable Amount					$ 50,000
Royalty Effective Percentage					4.00%
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross					210,000
Research and Development Expense, Total	536,775	179,246	1,135,513	1,219,515		410,000	160,300	784,000	796,000
Accrued Liabilities	$ 0		$ 380,000
Research and Development Arrangement, Contract to Perform for Others, Description and Terms					annual license fee for 3 years in the amount of $800,000 for the period until October 3, 2014
License Agreement Description					The option to negotiate originally expired on June 20, 2014 and was extended to September 1, 2014.